Pension Plans (Net Pension Cost of Defined Benefit Plans) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Japan
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 1,418	¥ 1,465	¥ 4,178	¥ 4,290
Interest cost	303	175	904	522
Expected return on plan assets	(675)	(689)	(2,027)	(2,051)
Amortization of prior service credit	(21)	(6)	(63)	(19)
Amortization of net actuarial loss	14	20	45	58
Net periodic pension cost	1,039	965	3,037	2,800
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	719	928	2,155	2,741
Interest cost	946	523	2,416	1,533
Expected return on plan assets	(1,614)	(1,213)	(4,715)	(3,561)
Amortization of prior service credit	(90)	(81)	(273)	(238)
Amortization of net actuarial loss	0	4	1	11
Amortization of transition obligation	0	0	1	1
Net periodic pension cost	¥ (39)	¥ 161	¥ (415)	¥ 487